Details of Significant Accounts - Leasing arrangements-lessee - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	May 31, 2020 TWD ($)	May 31, 2020 USD ($)
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Additions to right-of-use assets	$ 48,529	$ 1,728	$ 1,770
Cash outflow for leases	$ 75,323	$ 2,682	$ 70,416
Testing Equipment
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Purchase of leased testing equipment amount				$ 56,832	$ 2,024
Bottom of Range
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Lease term	1 year	1 year
Top of Range
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Lease term	5 years	5 years